LOANS (Details Narrative)														1 Months Ended			2 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Feb. 12, 2026 USD ($)	Jan. 07, 2026 USD ($) $ / shares shares	Aug. 19, 2025 USD ($)	Aug. 19, 2025 AUD ($)	Jun. 13, 2025 USD ($)	Apr. 12, 2025 USD ($)	Mar. 05, 2025 USD ($) $ / shares shares	Feb. 05, 2025 USD ($) $ / shares shares	Jan. 05, 2025 USD ($) $ / shares shares	Dec. 03, 2024 USD ($)	Aug. 01, 2024 USD ($)	Jul. 05, 2023 USD ($) $ / shares shares	Nov. 03, 2022 USD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 AUD ($)	Jul. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Aug. 27, 2025 USD ($)	Aug. 21, 2025 USD ($)	Aug. 21, 2025 AUD ($)	Aug. 14, 2025 USD ($)	Aug. 14, 2025 AUD ($)	Jul. 03, 2025 USD ($)	Jul. 03, 2025 AUD ($)	Jun. 13, 2025 AUD ($)	Apr. 12, 2025 AUD ($)	Apr. 02, 2025 AUD ($)	Feb. 28, 2025 AUD ($)	Jan. 31, 2025 AUD ($)	Dec. 31, 2024 AUD ($)	Dec. 03, 2024 AUD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 AUD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Aug. 01, 2024 AUD ($)	Jun. 30, 2024 AUD ($)	May 31, 2024 USD ($)	Apr. 02, 2024 AUD ($)	Feb. 28, 2024 AUD ($)	Nov. 30, 2023 USD ($)	Jul. 05, 2023 AUD ($)	Oct. 03, 2019
Line of Credit Facility [Line Items]
Repaid loan amount	$ 16,428		$ 7,774	$ 12,000
Interest expenses	4,805		653
Debt instrument face amount																			$ 145,650			$ 70,315			$ 145,650	$ 70,315	$ 54,850	$ 130,800																		$ 57,639	$ 85,000			$ 71,629			$ 71,629
Loan payable																									169,194
Number of shares of common stock in exchange of loans | shares							2,040		2,040
Fair value adjustment of warrants																			(182,517)						(776,227)
Settlement of convertible debt																									203,350	8,000	8,000	142,909
Amortization of debt discounts																									198,362	193,283	303,563	294,005
Remaining debt discount																											97,276	38,854
Loan payable - long-term - related party, net of discount																											105,627	58,642
Interest payable																			116,371						116,371		56,935
Interest payable current and non current																			14,960						14,960		4,365	8,700
Conversion price per share | $ / shares							$ 225		$ 225
Value of shares of common stock in exchange of loans																				$ 115,084	$ 438,064	18,205	$ 58,279	$ 99,891			176,375	773,548
Gain on extinguishment of debt																			(74,235)			$ (809,954)			135,943	(840,032)	(871,032)	54,565
Debt instrument fair value							$ 437,500		$ 437,500										293,968						293,968		468,500	352,565
Loss on extinguishment debt conversion																			131,015						$ 131,015		91,169	209,233
Debt instrument, maturity date, description																									maturity dates between November 2024 and April 2025 were in default as of March 31, 2026.
Interest payable																											26,452	0
Debt remaining																			$ 2,343						$ 2,343		$ 0	$ 3,832
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Repaid loan amount				12,000
Crown Bridge Partners, LLC [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate stated percentage																											15.00%
Debt instrument face amount																											$ 65,280
Interest payable current and non current																											$ 55,360
Warrant [Member]
Line of Credit Facility [Line Items]
Stock valuation price per share | $ / shares																											$ 178,500
Warrant exercise price | $ / shares																											$ 15,000
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Line of Credit Facility [Line Items]
Measurement input																											4.59
Warrant [Member] | Measurement Input, Price Volatility [Member]
Line of Credit Facility [Line Items]
Measurement input																											268
Director [Member]
Line of Credit Facility [Line Items]
Debt instrument face amount																																	$ 78,249	$ 120,000	$ 78,249	$ 120,000
Director [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Debt instrument face amount																																	71,450	110,000	$ 71,450	$ 110,000
Loan Agreement [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate stated percentage					18.00%	18.00%				18.00%	18.00%								18.00%						18.00%			12.00%									18.00%	18.00%					18.00%					18.00%	12.00%
Repaid loan amount			39,625
Debt instrument face amount					$ 9,675	$ 39,625				$ 113,485	$ 98,060						$ 9,731						$ 9,731					$ 79,811									$ 15,000	$ 63,188				$ 15,000	$ 175,000	$ 9,731	$ 15,000			$ 150,000	$ 120,000
Debt instrument maturity date					Jun. 30, 2025	Jun. 30, 2025				Feb. 28, 2025	Nov. 01, 2024
Debt instrument loan bears interest rate					12.00%	12.00%				12.00%	12.00%
Debt instrument strike price											35.00%
Loans payable																			$ 0						$ 0		$ 65,280	145,091											$ 105,000	$ 70,000											$ 105,000	$ 70,000
interest expense			1,818
Remaining debt amount																											6,286
Interest payable current and non current																											6,286	665		$ 6,286
Loans including accrued interest amount																			0						0
Debt remaining																												79,811
Loan Agreement [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Interest payable current and non current																														$ 6,286
Letter Agreement [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate stated percentage												10.00%																																										10.00%
Debt instrument face amount												$ 153,256		$ 15,485																											$ 25,000													$ 230,000
Debt instrument maturity date												Jul. 05, 2026
Debt instrument loan bears interest rate												10.00%
Maturity term												3 years
Number of shares of common stock in exchange of loans | shares												10
Share price | $ / shares												$ 15,000
Fair value adjustment of warrants												$ 141,084
Letter Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Settlement of convertible debt																											143,000
Letter Agreement [Member] | Warrant [Member]
Line of Credit Facility [Line Items]
Stock valuation price per share | $ / shares												$ 178,500
Warrant exercise price | $ / shares												$ 15,000
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Line of Credit Facility [Line Items]
Maturity term												3 years
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Line of Credit Facility [Line Items]
Measurement input												4.59																																										4.59
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Line of Credit Facility [Line Items]
Measurement input												268																																										268
Securities Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Amortization of debt discounts																									12,350	$ 164,000	244,000	232,700
Remaining debt amount																											14,000
Securities Purchase Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate stated percentage													10.00%
Debt instrument face amount													$ 125,000			$ 142,909
Settlement of convertible debt																142,979
Amortization of debt discounts													37,500
Remaining debt discount													$ 25,000
Interest payable																												357
Interest payable current and non current																$ 70													$ 22,749
Value of shares of common stock in exchange of loans																													561
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate stated percentage																																																							15.00%
Debt instrument face amount																											65,280	65,280
Convertible debt																			65,280						65,280		65,280	65,280
Interest payable current and non current																											55,360	45,541
Gain on extinguishment of debt																													$ 43,520
Exchange Agreement [Member] | Crown Bridge Partners, LLC [Member]
Line of Credit Facility [Line Items]
Debt instrument face amount		$ 65,280
Number of shares of common stock in exchange of loans | shares		15,792
Interest payable current and non current		$ 60,484
Conversion price per share | $ / shares		$ 13
Value of shares of common stock in exchange of loans		$ 200,000
Gain on extinguishment of debt		$ 74,236
Accrued interest																									0
Related Party [Member]
Line of Credit Facility [Line Items]
Loan payable																			465,282						465,282		415,329	71,629																		$ 57,639	$ 85,000			$ 71,629			$ 71,629
Debt instrument interest rate stated percentage																					12.00%
Repaid loan amount			9,675
Loan payable														15,485	$ 25,000		$ 9,731	$ 15,000
interest expense			257
Amortization of debt discounts																			11,843						23,686		46,985	46,470
Remaining debt amount																											153,256	153,256
Remaining debt discount																			12,358						12,358		47,629	94,614
Loan payable - long-term - related party, net of discount																			0						0		105,627	58,642
Net of debt discount																			140,898						140,898
Interest payable current and non current																											30,483	$ 15,158
Related Party [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Interest payable current and non current																															$ 3,985	$ 6,205
Related Party [Member] | Crown Bridge Partners, LLC [Member]
Line of Credit Facility [Line Items]
Loan payable																			211,545						211,545		260,485
Interest payable current and non current																			50,213						50,213		26,452
Related Party [Member] | Letter Agreement [Member]
Line of Credit Facility [Line Items]
Remaining debt amount																			$ 153,256						$ 153,256		153,256
Investor [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate stated percentage																					12.00%
Repaid loan amount	1,957
Interest expenses	$ 319
Debt instrument face amount																																	$ 78,249	$ 120,000
Director [Member]
Line of Credit Facility [Line Items]
Repaid loan amount			$ 15,485
Loan payable														$ 15,485	$ 25,000
interest expense				$ 1,169
Two Investors [Member] | Debt Exchange Agreement [Member]
Line of Credit Facility [Line Items]
Loans payable								$ 86,248
Number of shares of common stock in exchange of loans | shares								1,200
Conversion price per share | $ / shares								$ 250
Value of shares of common stock in exchange of loans								$ 300,000
Debt instrument fair value								$ 300,000
Loss on extinguishment debt conversion																											$ 213,752